Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Operating Leases, Future Minimum Payments Due [Abstract]
2015	$ 59,096
2016	54,938
2017	43,785
2018	34,217
2019	27,792
Thereafter	79,426
Total future minimum lease payments	299,254
Facility Rents [Member]
Rent Expense
Minimum Rents	52,650	$ 47,754	$ 41,816
Contingent Rents	5,168	6,241	5,779
Total	57,818	53,995	47,595
Equipment Rents [Member]
Rent Expense
Total	$ 4,362	$ 3,609	$ 2,694